SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Working Capital Amount		$ 900,000
Class Of Warrant Or Right, Outstanding	1,270,732	1,259,934
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	376,500	150,000	0
Debt Conversion, Converted Instrument, Shares Issued			199,250
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		175,000
Convertible Debt			$ 2,075,000
Stockholders' Equity, Reverse Stock Split	1-for-20	1-for-20
Reverse Stock Split Effective Date	May 01, 2013	May 01, 2013